8. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through August 10, 2016, the date the financial statements were available to be issued.

On July 19, 2016 the Company signed a month to month lease for a production facility in Indiana. The Company pays a monthly rent of $670 for office space light industrial manufacturing space.

On July 26, 2016 the company issued, the Company issued 3-year warrant for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered.

On July 26, 2016 the company issued, the Company issued 3-year warrant for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered.

On July 26, 2016 the Company issued 6,028,939 shares of common stock for $150,000 ($0.025/share).

On August 4, 2016 the Company issued a bonus of $20,000 payable to the COO if he remains employed with the Company through March 31, 2018.

On August 8, 2016 the Company issued 2,181,501 shares of common stock for $100,000 ($0.046/share).